General and administrative expenses - Summary of general and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits:
Salaries	₩ 3,283,436	₩ 3,034,543	₩ 2,918,065
Defined contribution	38,577	36,660	35,972
Defined benefit	192,614	184,753	168,732
Termination benefits	268,089	94,723	122,732
Subtotal	3,782,716	3,350,679	3,245,501
Entertainment	38,552	34,963	36,931
Depreciation	490,457	475,506	479,657
Amortization	155,202	129,976	99,208
Taxes and utility bills	187,432	197,996	197,691
Advertising	280,780	204,308	265,739
Research	25,320	20,271	17,742
Others	782,629	798,774	792,205
General and administrative expenses	₩ 5,743,088	₩ 5,212,473	₩ 5,134,674